CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWINGS AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITY LENDINGS (Details Textual) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	S/ 7,480,420	S/ 10,919,624
Credit derivative, nominal amount	S/ 65,818,565	S/ 58,259,618
Repurchase Agreements [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Borrowings, interest rate basis	At December 31, 2017, said operations accrue interest at fixed and variable rates between 1.00 percent and 7.20 percent and between Libor at 3M + 0.35 percent and Libor at 6M + 1.90 percent, respectively,	between 0.95 percent and 7.20 percent and between Libor at 3M + 0.35 percent and Libor at 6M + 1.90 percent, respectively, at December 31, 2016
Cash flow hedges [member] | Interest rate swap contract seven [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount	S/ 486,150	S/ 503,400	$ 150.0	$ 150.0
Cash flow hedges [member] | Cross currency swap contract one [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount	226,870	234,920	70.0	70.0
Cash flow hedges [member] | Cross currency swap contract two [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount	145,845	151,020	45.0	45.0
Cash flow hedges [member] | Cross currency swap contract three [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount	81,025	83,900	25.0	25.0
Cash flow hedges [member] | Cross currency swap and interest rate swap contract [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount	251,280	268,500	80.0	80.0
US Dollar [Member] | Central Reserve Bank of Peru [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	6,681,200	10,494,700	$ 2,061.5	$ 3,127.1
Borrowings	S/ 6,578,800	S/ 10,008,700